NATURE OF OPERATIONS AND BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Nature Of Operations and Basis Of Presentation [Abstract]
Nature Of Operations and Basis Of Presentation [Text Block]

1. NATURE OF OPERATIONS AND BASIS OF PRESENTATION

Advaxis Inc. (the “Company”) is a clinical development stage biotechnology company with the intent to develop safe and effective immunotherapies for cancer and infectious diseases. These immunotherapies are based on a platform technology under exclusive license from the University of Pennsylvania (“Penn”) that utilizes live attenuated Lm bioengineered to secrete antigen/adjuvant fusion proteins. These Lm strains use a fragment of the protein listeriolysin (“LLO”), fused to a tumor associated antigen (“TAA”), or other antigen of interest. The Company refers to these as Lm-LLO immunotherapies. The Company believes these Lm-LLO agents redirect the potent immune response to Lm that is inherent in humans, to the TAA or antigen of interest. Lm-LLO based immunotherapies stimulate the immune system to induce antigen-specific anti-tumor immune responses involving both innate and adaptive arms of the immune system. In addition, this technology facilitates the immune response by altering the microenvironment of tumors to make them more susceptible to immune attack.
The Company’s lead construct, ADXS-HPV, is being evaluated in four ongoing clinical trials for human papilloma virus (“HPV”)-associated diseases as follows: recurrent/refractory cervical cancer (India), locally advanced cervical cancer (with the Gynecologic Oncology Group (“GOG”), largely underwritten by the National Cancer Institute (“NCI”); head and neck cancer (with the Cancer Research, United Kingdom (“CRUK”), (U.K) and anal cancer (Brown University, Oncology Group (“BrUOG”), U.S.). In addition, the Company has developed immunotherapies for prostate cancer and HER2 overexpressing cancers (such as breast, gastric and other cancers in humans and osteosarcoma in canines). Over fifteen distinct constructs are in various stages of development, developed directly by the Company and through strategic collaborations with recognized centers of excellence.
Since inception in 2002, the Company has focused its development efforts on understanding its technology and establishing a drug development pipeline that incorporates this technology into therapeutic immunotherapies, currently those targeting HPV-associated diseases (cervical cancer, head and neck cancer and anal cancer), prostate cancer, and HER2 overexpressing cancers. Although no immunotherapies have been commercialized to date, research and development and investment continues to be placed behind the pipeline and the advancement of this technology. Pipeline development and the further exploration of the technology for advancement entail risk and expense. The Company anticipates that its ongoing operational costs will increase significantly as it continues conducting its clinical development program.

Liquidity and Financial Condition

The Company’s products are being developed and have not generated significant revenues. As a result, the Company has suffered recurring losses and its liabilities exceed its assets. These losses are expected to continue for an extended period of time. The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. There is a working capital deficiency, a shareholders’ deficiency and recurring losses from operations that raise substantial doubt about its ability to continue as a going concern. The financial statements do not include any adjustments to the carrying amount and classification of recorded assets and liabilities should the Company be unable to continue operations. Management’s plans are to continue to raise additional funds through the sales of debt or equity securities. Subsequent to July 31, 2013, the Company raised an aggregate of approximately $800,000 in additional capital through the sale of equity securities and convertible promissory notes.
If the Company fails to raise a significant amount of capital, the Company may need to significantly curtail or cease operations in the near future. Any sale of common stock below $3.16 per share (as may be further adjusted) with respect to certain of the Company’s outstanding debt instruments, or $15.11 per share (as may be further adjusted) with respect to certain of its outstanding warrants, will trigger significant dilution due to the anti-dilution protection provisions contained therein.
The Company recognizes it will need to raise additional capital over and above the amount raised subsequent to July 31, 2013 in order to execute its business plan. There is no assurance that additional financing will be available when needed or that management will be able to obtain financing on terms acceptable to the Company or whether the Company will become profitable and generate positive operating cash flow. If the Company is unable to raise sufficient additional funds, it will have to develop and implement a plan to further extend payables and reduce overhead until sufficient additional capital is raised to support further operations. There can be no assurance that such a plan will be successful.
Accordingly, the accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate continuation of the Company as a going concern and the realization of assets and the satisfaction of liabilities in the normal course of business. The carrying amounts of assets and liabilities presented in the financial statements do not necessarily represent realizable or settlement values. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Basis of Presentation

The accompanying unaudited interim financial statements include all adjustments (consisting only of those of a normal recurring nature) necessary for a fair statement of the results of the interim period. The October 31, 2012 balance sheet is derived from the audited balance sheet included in the Company’s Annual Report on Form 10-K for the fiscal year ended October 31, 2012 (the “Form 10-K”). These interim financial statements should be read in conjunction with the Company’s financial statements and notes for the fiscal year ended October 31, 2012 included in the Form 10-K. The Company believes these financial statements reflect all adjustments and reclassifications that are necessary for a fair presentation of its financial position and results of operations for the periods presented.

Estimates

The preparation of financial statements in accordance with U.S. Generally Accepted Accounting Principles (GAAP) involves the use of estimates and assumptions that affect the recorded amounts of assets and liabilities as of the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results may differ substantially from these estimates. Significant estimates include the fair value and recoverability of the carrying value of intangible assets (patents and licenses), the fair value of options, the fair value of embedded conversion features, warrants and related disclosure of contingent assets and liabilities. On an on-going basis, the Company evaluates its estimates, based on historical experience and on various other assumptions that it believes to be reasonable under the circumstances. Actual results may differ from estimates.

Reverse Stock Split

At the Annual Meeting of Stockholders held on June 14, 2013, the Company’s stockholders approved the filing of a Certificate of Amendment to effect a reverse stock split of its issued and outstanding common stock, and the filing of a Certificate of Amendment to decrease the total number of its authorized shares of common stock. On July 11, 2013, the Company’s Board of Directors authorized a reverse stock split at a ratio of 1-for-125 and approved the implementation of the authorized share capital decrease after the effectiveness of the reverse stock split. Accordingly, the Company amended its Amended and Restated Certificate of Incorporation by the filing of two Certificates of Amendment with the Delaware Secretary of State as follows: (a) on July 11, 2013, to effect a 1-for-125 reverse stock split of its outstanding common stock, par value $0.001 per share, to take effect on July 12, 2013 at 4:30 p.m. EDT, and (b) on July 12, 2013, to decrease the total number of authorized shares of common stock on a post-reverse stock split basis, so that the total number of shares that the Company has the authority to issue is 30,000,000 shares, of which 25,000,000 shares are common stock and 5,000,000 shares are “blank check” preferred stock. The reverse stock split was effective at approximately 4:30 p.m. EDT on July 12, 2013, and the share capital decrease took effect thereafter upon filing with the Delaware Secretary of State. All references in this Report to number of shares, price per share and weighted average number of shares of common stock outstanding prior to this reverse stock split have been adjusted to reflect the reverse stock split on a retroactive basis, unless otherwise noted.

1. NATURE OF OPERATIONS AND BASIS OF PRESENTATION

Advaxis Inc. (the “Company”) is a biotechnology company developing the next generation of immunotherapies for cancer and infectious diseases. Its platform technology is designed to generate a comprehensive immune response by serving as its own adjuvant, directing antigen presentation, increasing tumor infiltrating killer T-cells, and decreasing Tregs/MDSCs in the tumor. Today, the Company has over fifteen distinct constructs in various stages of development, directly developed by the Company and through strategic collaborations.
Since the Company’s inception in 2002, it has focused its initial development efforts upon immunotherapies targeting cervical cancer, its predecessor condition, cervical intraepithelial neoplasia, head and neck cancer, breast cancer, prostate cancer, and other cancers and infectious diseases. Although no products have been commercialized to date, research and development and investment continue to be placed behind the pipeline and the advancement of this technology. Pipeline development entails risk and expense. It is anticipated that ongoing operational costs for the Company will continue to increase significantly due to several ongoing clinical trials in this fiscal year.

Basis of Presentation

The preparation of financial statements in accordance with Generally Accepted Accounting Principles (GAAP) involves the use of estimates and assumptions that affect the recorded amounts of assets and liabilities as of the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results may differ substantially from these estimates. Significant estimates include the fair value and recoverability of the carrying value of intangible assets (patents and licenses), the fair value of options, the fair value of embedded conversion features, warrants and related disclosure of contingent assets and liabilities. On an on-going basis, we evaluate our estimates, based on historical experience and on various other assumptions that we believe to be reasonable under the circumstances. Actual results may differ from estimates.
The Company’s products are being developed and have not generated significant revenues. As a result, the Company has suffered recurring losses and its liabilities exceed its assets which raises substantial doubt about its ability to continue as a going concern. These losses are expected to continue for an extended period of time. The Company intends to continue raising funds through the sale of both debt and equity in order to continue funding ongoing clinical trials activity.
The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. There is a working capital deficiency, a shareholders’ deficiency and recurring losses from operations that raise substantial doubt about its ability to continue as a going concern. The financial statements do not include any adjustments to the carrying amount and classification of recorded assets and liabilities should the Company be unable to continue operations. Management’s plans are to continue to raise additional funds through the sales of debt or equity securities. Subsequent to October 31, 2012, the Company successfully raised an aggregate of approximately $950,000 in additional capital through the sale of debt and equity securities.
The Company recognizes it will need to raise additional capital over and above the amount raised subsequent to October 31, 2012 in order to execute its business plan. There is no assurance that additional financing will be available when needed or that management will be able to obtain financing on terms acceptable to the Company and whether the Company will become profitable and generate positive operating cash flow. If the Company is unable to raise sufficient additional funds, it will have to develop and implement a plan to further extend payables and reduce overhead until sufficient additional capital is raised to support further operations. There can be no assurance that such a plan will be successful.
Accordingly, the accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate continuation of the Company as a going concern and the realization of assets and the satisfaction of liabilities in the normal course of business. The carrying amounts of assets and liabilities presented in the consolidated financial statements do not necessarily represent realizable or settlement values. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.